Consolidated statement of cash flows - additional details	12 Months Ended
Dec. 31, 2021
Cash Flow Statement [Abstract]
Consolidated statements of cash flows - additional details	Consolidated Statement of Cash Flows - additional details
The Consolidated Statement of Cash Flows was prepared in accordance with IAS 7, Statement of Cash Flows. The below tables provide additional detail supporting select line items in the Consolidated Statement of Cash Flows.
21.1 Depreciation, amortization, impairments and fair value adjustments

($ millions)	2021	2020	2019
Property, plant & equipment	323	299	275
Right-of-use assets	81	79	66
Intangible assets	815	1,245	1,084
Financial assets	3	5	31
Other non-current assets	(2)	(2)	—
Total	1,220	1,626	1,456
21.2 Change in net current assets and other operating cash flow items

($ millions)	2021	2020	2019
(Increase) in inventories	(326)	(159)	(108)
(Increase)/decrease in trade receivables	(198)	43	(115)
Increase/(decrease) in trade payables	60	(21)	84
Net change in other operating assets	(24)	127	(26)
Net change in other operating liabilities	174	(35)	117
Total	(314)	(45)	(48)
21.3 Acquisitions of businesses, net

($ millions)	2021	2020	2019
Net assets recognized as a result of business combinations	—	—	(418)
Payables contingent consideration	—	—	135
Cash flows	—	—	(283)
Notes 4 and 22 to these Consolidated Financial Statements provide further information regarding an acquisition of a business in 2019 for cash.
21.4 Reconciliation of assets and liabilities arising from financing activities

	Financial Liabilities
($ millions)	Non-current financial debts	Current financial debts	Non-current lease liabilities	Current lease liabilities
January 1, 2021	3,949	169	315	70
Proceeds from non-current financial debts, net of issuance costs	52	—
Additions to leases			106	9
Change in current financial debts	—	(43)
Amortization of discounts on financial debts	1	—
Payments of lease liabilities, net			—	(72)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities			—	(13)
Changes in fair values and other non-cash changes, net	4	—	(2)	8
Currency translation effects	(40)	(12)	(10)	(5)
Reclassification from non-current to current	—	—	(70)	70
December 31, 2021	3,966	114	339	67